Exhibit 99.1

GMF Canada Leasing Trust

Asset-Backed Notes, Series 2021-1

Sample Lease Agreed-Upon Procedures

Report To:

General Motors Financial Company, Inc.

General Motors Financial of Canada, Ltd.

8 April 2021

Report of Independent Accountants on Applying Agreed-Upon Procedures

General Motors Financial Company, Inc.

General Motors Financial of Canada, Ltd.

801 Cherry Street, Suite 3500

Fort Worth, Texas 76102

Re:	GMF Canada Leasing Trust (the “Trust”)

Asset-Backed Notes, Series 2021-1 (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by General Motors Financial Company, Inc. (“GMF”), General Motors Financial of Canada, Ltd. (the “Sponsor”), BMO Capital Markets Corp. (“BMO Capital”), BMO Nesbitt Burns Inc. (“BMO Nesbitt Burns”), CIBC World Markets Corp. (“CIBC Corp.”), CIBC World Markets Inc. (“CIBC Inc.”), RBC Capital Markets, LLC (“RBC Capital”), RBC Dominion Securities Inc. (“RBC Dominion“), Scotia Capital (USA) Inc. (“Scotia Capital (USA)”) and Scotia Capital Inc. (“Scotia Capital,” together with GMF, the Sponsor, BMO Capital, BMO Nesbitt Burns, CIBC Corp., CIBC Inc., RBC Capital, RBC Dominion and Scotia Capital (USA), the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of automobile, light duty truck and utility vehicle lease agreements (the “Leases”) and the corresponding leased vehicles relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GMF, on behalf of the Sponsor, provided us with:

a.	Electronic data files:

i.

Labeled “GCOLT 2021-1 Final Cut DATA_TAPE_DIST3.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Data File”), that GMF, on behalf of the Sponsor, indicated contains information relating to the Leases as of 10 March 2021 (the “Cutoff Date”) and

ii.

Labeled “GCOLT 2021-1 EY Random Sample Tape INTERNAL.xlsx” and the corresponding record layout and decode information, as applicable (the “Identification Sample Data File,” together with the Base Data File, the “Provided Data Files”), that GMF, on behalf of the Sponsor, indicated contains information relating to the:

(1)	Loan account number,

(2)	Application number and

(3)	Vehicle identification number

for each Sample Lease (as defined in Attachment A),

b.	Imaged copies of:

i.

The motor vehicle lease agreement and corresponding contract cure letter, substitution of collateral agreement, bi-weekly payment addendum and/or amendment (collectively and as applicable, the “Lease Agreement”),

ii.

The personal property security act (“PPSA”) document, owner’s certificate of insurance and vehicle license or other related documents (collectively and as applicable, the “Vehicle Ownership Documentation”),

iii.	Certain printed screen shots and payment histories from GMF’s servicing systems (the “Servicing System Screen Shots”),

iv.

Certain printed screen shots and account summary information from GMF’s loan origination systems (the “Origination System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots”),

v.	The borrower credit application or application for financing (collectively and as applicable, the “Credit Application”) and

vi.

The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provisions, notice of requirement to provide insurance, insurance verification form, insurance coverage acknowledgement, agreement to furnish insurance policy, property insurance disclosure or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Lease Agreement, Vehicle Ownership Documentation, System Screen Shots and Credit Application, the “Source Documents”)

that GMF, on behalf of the Sponsor, indicated relate to each Sample Lease,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Sponsor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by GMF, on behalf of the Sponsor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by GMF, on behalf of the Sponsor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 April 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by GMF, on behalf of the Sponsor, we randomly selected a sample of 150 Leases from the Base Data File (the “Sample Leases”). For the purpose of this procedure, GMF, on behalf of the Sponsor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.

As instructed by GMF, on behalf of the Sponsor, we appended the information for each Sample Lease on the Base Data File with the corresponding loan account number, application number and vehicle identification number, all as shown on the Identification Sample Data File. The Base Data File, as adjusted, is hereinafter referred to as the “Data File.”

3.	For each Sample Lease, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by GMF, on behalf of the Sponsor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by GMF, on behalf of the Sponsor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed the existence of Vehicle Ownership Documentation.

c.

Observed that “General Motors Financial of Canada, Ltd. (or d/b/a)” or “GMC Financial Etobicoke, ON” was the named lien holder or owner, as shown in the Vehicle Ownership Documentation, or that the lien holder has assigned the vehicle corresponding to such Sample Lease to “General Motors Financial of Canada, Ltd. (or d/b/a)” or “GMC Financial Etobicoke, ON,” as shown in the Vehicle Ownership Documentation, subject to the additional instruction(s) provided by GMF, on behalf of the Sponsor, described in the succeeding paragraph(s).

For the purpose of this procedure, GMF, on behalf of the Sponsor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

d.	Observed the existence of a Credit Application.

Attachment A Page 2 of 2

3. (continued)

e.	Observed that the Origination System Screen Shots contained a credit bureau report summary.

f.

Observed the existence of an Agreement to Provide Insurance or observed that the Lease Agreement contained a section titled “Insurance you must have on the vehicle” (except for the Sample Leases described in the succeeding paragraph of this Item).

For Sample Leases that an Agreement to Provide Insurance was not provided or that the Lease Agreement did not contain a section titled “Insurance you must have on the vehicle,” we observed that proof of insurance was noted in the Vehicle Ownership Documentation.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note

Loan account number	Lease Agreement and Servicing System Screen Shots	i.

Application number	Origination System Screen Shots	i.

Vehicle identification number	Lease Agreement, Vehicle Ownership Documentation and Servicing System Screen Shots

Maturity date	Lease Agreement and Servicing System Screen Shots	ii.

Original term to maturity	Lease Agreement and Servicing System Screen Shots

Monthly base rent payment	(a) Lease Agreement and (b) Servicing System Screen Shots or Servicing System Screen Shots and recalculation	iii.

Model type (new/used)	Lease Agreement and Servicing System Screen Shots	iv.

Vehicle make	Lease Agreement and Servicing System Screen Shots	v.

Vehicle model	Lease Agreement and Servicing System Screen Shots	v.

Vehicle year	Lease Agreement and Servicing System Screen Shots

Province	Lease Agreement and Servicing System Screen Shots

Contract residual	Lease Agreement and Servicing System Screen Shots

Contract date	Lease Agreement	vi.

Lease commencement date	Servicing System Screen Shots

Bureau score	Origination System Screen Shots

Contract rate	Origination System Screen Shots	vii.

Remaining term to maturity	(a) Servicing System Screen Shots or (b) Servicing System Screen Shots and recalculation	viii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to:

a.

Note agreement if the maturity date value, as shown on the Data File, is the 1st of the month following a maturity date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, as shown in the Lease Agreement, and

b.	Ignore differences of +/- 1 day.

Exhibit 1 to Attachment A Page 2 of 4

Notes: (continued)

iii.

For the purpose of comparing the monthly base rent payment Sample Characteristic for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to use the base rent value, as shown in the Servicing System Screen Shots, or, if the Servicing System Screen Shots did not contain the base rent value, GMF, on behalf of the Sponsor, instructed us to recalculate the monthly base rent payment by subtracting the:

a.	Payment tax amount, as shown on the Data File, from

b.	Regular payment, as shown in the Servicing System Screen Shots.

iv.

For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to note agreement with a model type (new/used) value of “N,” as shown on the Data File, if the corresponding model type (new/used) value, as shown in the Lease Agreement, was “demonstrator” or “demo,” as applicable.

v.

For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

vi.	For the purpose of comparing the contract date Sample Characteristic for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to:

a.	Use the contract date next to the borrower’s signature, as shown in the Lease Agreement, and

b.	Ignore differences of +/- 1 day.

vii.	For the purpose of comparing the contract rate Sample Characteristic for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to ignore differences of +/- 0.01% or less.

viii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease with a payment type of “monthly,” as shown in the Servicing System Screen Shots, GMF, on behalf of the Sponsor, instructed us to use the Servicing System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

Exhibit 1 to Attachment A Page 3 of 4

Notes: (continued)

viii.	(continued)

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease with a payment type of “bi-weekly,” as shown in the Servicing System Screen Shots (except for Sample Lease Numbers 2, 3, 6, 9, 20, 21, 22, 30, 31, 32, 34, 37, 40, 41, 46, 48, 49, 52, 53, 58, 83, 101, 111, 115, 120, 127, 128, 130, 131, 136, 141, 145, 147 and 150), GMF, on behalf of the Sponsor, instructed us to recalculate the remaining term to maturity by:

a.	Dividing the:

(1)	Remaining term to maturity, as shown in the Servicing System Screen Shots, by

(2)	The quotient of 26 and 12 and

b.	Truncating the result obtained above to the nearest integer,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Numbers 2, 3, 6, 9, 20, 21, 22, 30, 31, 32, 34, 37, 40, 41, 46, 48, 52, 53, 58, 83, 101, 111, 115, 120, 127, 128, 130, 131, 136, 141, 145, 147 and 150, GMF, on behalf of the Sponsor, instructed us to recalculate the remaining term to maturity by:

a.	Dividing the:

(1)	Remaining term to maturity, as shown in the Servicing System Screen Shots, by

(2)	The quotient of 26 and 12 and

b.	Rounding the result obtained above to the nearest integer,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Number 49, GMF, on behalf of the Sponsor, instructed us to recalculate the remaining term to maturity by:

a.	Subtracting the:

(1)	Total number of “REG PYMT REV” occurrences from

(2)	Remaining term to maturity,

all as shown in the Servicing System Screen Shots,

b.	Dividing the result obtained above by the quotient of 26 and 12 and

c.	Truncating the result obtained above to the nearest integer,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

viii.	(continued)

GMF, on behalf of the Sponsor, indicated that certain of the Servicing System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing or recalculating, as applicable, the remaining term to maturity Sample Characteristic for each Sample Lease, GMF, on behalf of the Sponsor, instructed us to only consider account activity that occurred on or prior to the Cutoff Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by GMF, on behalf of the Sponsor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Data File Value	Source Document Value

56	Remaining term to maturity	34	35

143	Remaining term to maturity	45	46